Acquisitions And Dispositions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations And Discontinued Operations [Abstract]
Summary of deferred consideration and contingent consideration classified as short term
The following is a summary of Deferred consideration, short-term balances as of December 31, 2023 and December 31, 2022:

($ in thousands)	December 31, 2023	December 31, 2022
Laurel Harvest deferred consideration, short-term	$—	$47,821
Total Deferred consideration, short-term	$—	$47,821

Summary of long-term deferred consideration
The following is a summary of Deferred consideration, long-term as of December 31, 2023 and December 31, 2022:

($ in thousands)	December 31, 2023	December 31, 2022
Valley Agriceuticals, LLC (“Valley Ag”) operating cash flows deferred consideration	$6,577	$7,770
Total Deferred consideration, long-term	$6,577	$7,770